Benefit Programs - Schedule of Net Periodic Pension Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.7	$ 0.7	$ 0.7
Interest cost	8.7	8.8	9.4
Expected return on plan assets	(15.7)	(14.3)	(12.2)
Recognized net actuarial gain	(0.1)	0	(0.4)
Net periodic pension cost	(6.4)	(4.8)	(2.5)
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1.4	1.7	2.2
Interest cost	5.9	5.9	6.2
Expected return on plan assets	(3.8)	(3.9)	(4.4)
Recognized net actuarial gain	2.0	0.9	0.7
Net periodic pension cost	$ 5.5	$ 4.6	$ 4.7